Disposals of Subsidiaries - Additional Information (Detail) - USD ($) $ in Thousands	Jan. 14, 2021	Dec. 31, 2020	Oct. 01, 2020
Statement [Line Items]
Cash transferred		$ 6,640	$ 4,000
TELUS Corporation [Member]
Statement [Line Items]
Cash transferred	$ 1,800
Consideration paid (received)	$ 3,500